Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Current income tax expenses	¥ 48,081		¥ 29,452	¥ 14,909
Withholding income tax expenses	18,754		16,894	11,079
Deferred tax benefits	(13,466)	$ (2,064)	(10,479)
Total	¥ 53,369	$ 8,180	¥ 35,867	¥ 25,988